LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (5,742)	¥ (37,476)	¥ (275,597)	¥ (17,604)
Accretion to redemption value of contingently redeemable ordinary shares	(1,654)	(10,792)	(821)
Net loss attributable to ordinary shareholders-basic and diluted	$ (7,396)	¥ (48,268)	¥ (276,418)	¥ (17,604)
Denominator:
Weighted average number of shares outstanding-basic and diluted	226,339,320	226,339,320	181,427,603	160,000,000
Basic and diluted loss per share | (per share)	$ (0.03)	¥ (0.21)	¥ (1.52)	¥ (0.11)